UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: JUNE 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  AUGUST 10, 2011. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			16

"Form13F Information Table Value Total:     $216,791 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 206         2,000SH	SOLE	    2,000
ALEXANDER & BALDWIN INC 	014482103 130  	      2,700sH	SOLE	    2,700
NUVEEN          		670928100 740	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 215	      3,000SH	SOLE	    3,000
I SHARES MSCI JAPAN INDEX       464286848 22,148  2,123,500SH	SOLE    2,123,500
ISHARES TR RUSSELL 2000 INDEX	464287655 7,698      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 24,516    185,138SH	SOLE	  185,138
ISHARES TR MSCI EMERGING MKTS	464287234 15,664    329,068SH	SOLE	  329,068
TR MSCI EAFE INDEX FD 		464287465 8,666     144,091SH	SOLE      144,091
COBALT INTERNATIONAL            19075F106 127,751 9,372,744SH   SOLE    9,372,744
GOOGLE INC                      38259P508 8,312      16,414SH   SOLE       16,414
APPLE INC                       037833100 134           400SH   SOLE          400
EXXON MOBIL CORP                30231G102 163         2,000SH   SOLE        2,000
HAWAIIAN ELECTRIC IND           419870100 185         7,680SH   SOLE        7,680
PG & E                          69331C108 147         3,488SH   SOLE        3,488
TOTAL SA                        89151E109 116         2,000SH   SOLE        2,000